                                          1933 Act File No. 2-75769
                                          1940 Act File No. 811-3387

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X
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    Pre-Effective Amendment No.         ....................
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    Post-Effective Amendment No. 40     ....................       X__
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                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
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    Amendment No. 34  ......................................         X
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             FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                   (Address of Principal Executive Offices)

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 X  immediately upon filing pursuant to paragraph (b)
    on _________________ pursuant to paragraph (b)
__  60 days after filing pursuant to paragraph (a) (i)
__  on _________________ pursuant to paragraph (a) (i)
__  75 days after filing pursuant to paragraph (a)(ii)
__  on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copy to:          Matthew G. Maloney, Esquire
                  Dickstein Shapiro Morin amp; Oshinsky LLP
                  2101 L Street, N.W.
                  Washington, D.C.  20037

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated U.S. Government Securities Fund: 2-5 Years

PROSPECTUS

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March 31, 2006

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INSTITUTIONAL SHARES

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A mutual fund seeking current income by investing in a portfolio of short-to- intermediate term obligations of the United States government and its agencies and instrumentalities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 9

What Do Shares Cost? 10

How is the Fund Sold? 12

Payments to Financial Intermediaries 12

How to Purchase Shares 13

How to Redeem and Exchange Shares 15

Account and Share Information 18

Who Manages the Fund? 20

Legal Proceedings 22

Financial Information 23

Appendix A: Hypothetical Investment and Expense Information 25

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund's overall strategy is to invest in a portfolio consisting primarily of United States Treasury securities, United States government agency securities with maturities of not less than two years and not more than five years and related derivative contracts. The Fund buys and sells portfolio securities based primarily on its market outlook and analysis of how securities may perform under different market conditions. The Fund evaluates its investment strategy by comparing the performance and composition of the Fund's portfolio to the performance and composition of an index composed of United States Treasury notes and bonds with maturities greater than or equal to three years and less than five years.

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The Fund intends to invest in United States government agency securities, which are securities issued or guaranteed by a federal agency or other government sponsored entity (GSE) ( including agency securities that are not backed by the full faith and credit of the United States). These GSEs include the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank system. However, these GSEs are supported through federal subsidies, loans or other benefits. The Fund may also invest in securities issued or guaranteed by federal agencies backed by the full faith and credit of the United States, such as the Department of Housing and Urban Development Association. Finally, the Fund may invest in securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSEs include Federal Farm Credit Banks.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns includes:

  Interest Rate Risks. Prices of fixed-income securities generally fall when interest rates rise, which may result in a decrease in the value of Fund Shares.
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  Risks of Investing in Derivatives Contracts .. Changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 5.07% (quarter ended September 30, 2001). Its lowest quarterly return was (2.44)% (quarter ended June 30, 2004).

Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 3 -Year Treasury Index (ML3T ) and the Merrill Lynch 3-5 Year Treasury Index (ML3-5T), broad-based market indexes, and the Lipper Short U.S. Treasury Funds Average (LSUSTFA) and the Lipper Short -Intermediate U.S. Government Funds Average (LSIUSGFA), averages of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and averages are unmanaged, and it is not possible to invest directly in the indexes or averages.

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(For the Periods Ended December 31, 2005)

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	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	 0. 87%	 4. 52%	 5. 07%
Return After Taxes on Distributions [1]	(0. 47)%	 2. 98%	 3. 20%
Return After Taxes on Distributions and Sale of Fund Shares [1]	 0. 56%	 2. 94%	 3.17%
ML3T	 0. 94%	 4. 68%	 5. 36%
ML3-5T	 0. 86%	 4.99%	 5. 61%
LSUSTFA	 1. 41%	 3. 22%	 4. 20%
LSIUSGFA	1. 01%	 3. 87%	 4. 66%
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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemptions, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401 (k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%
Distribution (12b-1) Fee	None
Other Expenses [2]	0.31%
Total Annual Fund Operating Expenses	0.71%

1 The percentages shown are based on expenses for the entire fiscal year ended January 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the administrator and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended January 31, 2006.
Total Waivers of Fund Expenses	0.13%
Total Actual Annual Fund Operating Expenses (after waivers)	0.58%
2 Includes a shareholder services /account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payment to Financial Intermediaries" herein. The administrator and shareholder services provider voluntarily waived certain amounts. These waivers can be terminated at any time. Total other operating expenses paid by the Fund's Institutional Shares (after the voluntary waivers) were 0.18% for the fiscal year ended January 31, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$ 73
3 Years	$ 227
5 Years	$ 395
10 Years	$ 883

What are the Fund's Investment Strategies?

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The Fund is intended to provide returns consistent with investments in short to intermediate term obligations of the United States government and its agencies and instrumentalities. The Fund's overall strategy is therefore to invest in a portfolio consisting primarily of United States Treasury securities, United States government agency securities with maturities of not less than two years and not more than five years and related derivative contracts. A description of the principal types of securities and derivative contracts in which the Fund invests, other investment techniques principally used by the Fund, and their risks, immediately follows this strategy section.

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The Fund buys and sells portfolio securities based primarily on the Adviser's market outlook and analysis of how securities may perform under different market conditions. The Adviser's market outlook reflects multiple factors, including:

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  current and expected U.S. economic growth;
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  current and expected changes in the rate of inflation;
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  the level of interest rates in other countries as compared to U.S. interest rates;
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  the Federal Reserve Board's monetary policy; and
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  technical factors affecting the supply or demand for specific securities or types of securities.
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The Adviser's securities analysis considers, among other factors, the historical and expected performance of securities relative to their risks. Performance includes the potential for appreciation, as well as a security's expected yield. The analysis also considers some or all of the risks described below.

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The Adviser evaluates the investment strategy by comparing the performance and composition of the Fund's portfolio to the performance and composition of an index composed of United States Treasury notes and bonds with maturities greater than or equal to three years and less than five years (the "Index"). Although there can be no assurance that the Fund's total return will exceed the Index's during any period, the Fund's seeks to construct a portfolio that will perform favorably when compared to the Index over the long-term. In pursuing this strategy, the composition of the Fund's portfolio will vary from the composition of the Index. The Fund's portfolio may also include individual securities not represented in the Index.

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The Adviser may seek to control risks by adopting policies that limit the extent to which the Fund's portfolio may vary from the Index. For example, under normal market conditions, the Adviser currently limits the effective duration of the Fund's portfolio to not less than 80% or more than 120% of the effective duration of the Index. Effective duration provides a measure of the price sensitivity of a fixed-income security or portfolio of fixed-income securities to changes in interest rates. The Adviser may change these limitations at any time without prior approval from the Fund's trustees or shareholders.

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U.S. government securities may also be offered on a delayed delivery basis. The Fund will enter into trades on this basis in order to participate in these offerings or trade these securities.

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The Fund may use derivative contracts to implement elements of its investment strategy. For example, the Fund may use derivative contracts to:

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  increase or decrease the effective duration of the Fund' portfolio;
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  increase or decrease the allocation of the portfolio to securities or types of securities in which the Fund may invest directly; or
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  hedge against potential losses.
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There can be no assurance that the Fund's use of derivative contracts will work as intended.

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The Fund invests in overnight repurchase agreements or money market funds in order to maintain sufficient cash to pay for daily net redemptions and portfolio transactions.

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Because the Fund refers to United States government securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its assets in United States government investments.

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You should obtain a copy of the Fund's Statement of Additional Information for a more detailed description of the Adviser's investment process.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

The Fund invests primarily in the following types of U.S. government securities:

U.S. TREASURY SECURITIES

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Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

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U.S. GOVERNMENT AGENCY SECURITIES

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some agency securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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Other agency securities receive support through federal subsidies, loans, or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations. The Fund treats mortgage-backed securities guaranteed by a GSE as agency securities.

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A few agency securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

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DERIVATIVE CONTRACTS

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. The other party to a derivative contract is referred to as a counterparty. Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. This is referred to as "interest rate risk." However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed- income security to changes in interest rates. Due to the Fund's average duration policy, it is expected to have less interest rate risk than Federated Total Return Government Bond Fund or Federated U.S. Government Bond Fund, both of which have a longer average duration than the Fund, and more interest rate risk than Federated U.S. Government Securities Fund: 1-3 Years, which has a shorter average duration than the Fund.

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RISKS OF INVESTING IN DERIVATIVE CONTRACTS

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The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move differently than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this Prospectus, such as interest rate risks.

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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The Fund generally values fixed-income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities.

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If prices are not available from an independent pricing service, securities traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security as provided by an investment dealer or other financial institution that deals in the security.

Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board. The Fund may use the fair value of a security to calculate its NAV when, for example: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

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Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time as of which NAV is calculated.

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In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events.

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There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service , or based on market quotations.

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How is the Fund Sold?

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The Fund offers three Share classes: Institutional Shares, Institutional Service Shares and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals.

The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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Payments to Financial Intermediaries

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The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as Broker/Dealers, Banks, Investment Advisers or Third-Party Administrators) whose customers are shareholders of the Fund.

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SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

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The Fund may pay Account Administration Fees of up to 0.25% of average net assets to financial intermediaries that are unregistered banks for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

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RECORDKEEPING FEES

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The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

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NETWORKING FEES

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The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount. An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

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THROUGH A FINANCIAL INTERMEDIARY

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  Establish an account with the financial intermediary; and
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  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.
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Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."

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DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds , note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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  through a financial intermediary if you purchased Shares through a financial intermediary; or
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  directly from the Fund if you purchased Shares directly from the Fund.
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Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

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THROUGH A FINANCIAL INTERMEDIARY

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Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time ) you will receive a redemption amount based on that day's NAV.

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By Mail

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You may redeem or exchange Shares by sending a written request to the Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed or exchanged;
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  signatures of all shareholders exactly as registered ; and
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  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your financial intermediary or the Fund if you need special instructions.

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Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days ;
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  a redemption is payable to someone other than the shareholder(s) of record ; or
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  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
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You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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  ensure that the account registrations are identical;
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  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

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You will receive confirmation of purchases, redemptions and exchange. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

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If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income . Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund's investments, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten issuer exposures and percentage breakdowns of the portfolio by effective maturity range and type of security.

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

Who Manages the Fund?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 213 billion in assets as of December 31, 2005. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 305 employees. Federated provides investment products to more than 5, 500 investment professionals and institutions.

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PORTFOLIO MANAGEMENT INFORMATION

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Donald T. Ellenberger

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Donald T. Ellenberger has been the Fund's Portfolio Manager since June 2005. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1997 through 2004. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

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ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated January 31, 2006.

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Legal Proceedings

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Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund's directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com ..

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees .

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The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

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FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended January 31	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.26	$11.54	$11.61	$11.10	$10.87
Income From Investment Operations:
Net investment income	0.42	0.41	0.40	0.49	0.55
Net realized and unrealized gain (loss) on investments	(0.32)	(0.29)	(0.07)	0.51	0.23
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.12	0.33	1.00	0.78
Less Distributions:
Distributions from net investment income	(0.42)	(0.40)	(0.40)	(0.49)	(0.55)
Net Asset Value, End of Period	$10.94	$11.26	$11.54	$11.61	$11.10
Total Return [1]	0.95%	1.10%	2.88%	9.19%	7.35%

Ratios to Average Net Assets:
Net expenses	0.58%	0.59%	0.57%	0.57%	0.57%
Net investment income	3.82%	3.55%	3.44%	4.29%	5.00%
Expense waiver/reimbursement [2]	0.13%	0.25%	0.24%	0.25%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$653,836	$733,782	$798,927	$784,439	$595,909
Portfolio turnover	113%	66%	52%	31%	66%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated January 31, 2006, which can be obtained free of charge.

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Appendix A: Hypothetical Investment and Expense Information

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The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS INSTITUTIONAL SHARES

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ANNUAL EXPENSE RATIO: 0.71%

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MAXIMUM FRONT-END SALES CHARGE: 0.00%

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$72.52	$10,429.00
2	$10,429.00	$521.45	$10,950.45	$75.63	$10,876.40
3	$10,876.40	$543.82	$11,420.22	$78.88	$11,343.00
4	$11,343.00	$567.15	$11,910.15	$82.26	$11,829.61
5	$11,829.61	$591.48	$12,421.09	$85.79	$12,337.10
6	$12,337.10	$616.86	$12,953.96	$89.47	$12,866.36
7	$12,866.36	$643.32	$13,509.68	$93.31	$13,418.33
8	$13,418.33	$670.92	$14,089.25	$97.31	$13,993.98
9	$13,993.98	$699.70	$14,693.68	$101.49	$14,594.32
10	$14,594.32	$729.72	$15,324.04	$105.84	$15,220.42
Cumulative		$6,084.42		$882.50
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A Statement of Additional Information (SAI) dated March 31, 2006, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-3387

Federated
World-Class Investment Manager

Federated U.S. Government Securities Fund: 2-5 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428P103

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8022502A-IS (3/ 06)

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Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated U.S. Government Securities Fund: 2-5 Years

PROSPECTUS

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March 31, 2006

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INSTITUTIONAL SERVICE SHARES

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A mutual fund seeking current income by investing in a portfolio of short-to- intermediate term obligations of the United States government and its agencies and instrumentalities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 9

What Do Shares Cost? 10

How is the Fund Sold? 12

Payments to Financial Intermediaries 12

How to Purchase Shares 14

How to Redeem and Exchange Shares 16

Account and Share Information 18

Who Manages the Fund? 21

Legal Proceedings 22

Financial Information 23

Appendix A: Hypothetical Investment and Expense Information 25

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund's overall strategy is to invest in a portfolio consisting primarily of United States Treasury securities, United States government agency securities with maturities of not less than two years and not more than five years and related derivative contracts. The Fund buys and sells portfolio securities based primarily on its market outlook and analysis of how securities may perform under different market conditions. The Fund evaluates its investment strategy by comparing the performance and composition of the Fund's portfolio to the performance and composition of an index composed of United States Treasury notes and bonds with maturities greater than or equal to three years and less than five years.

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The Fund intends to invest in United States government agency securities, which are securities issued or guaranteed by a federal agency or other government sponsored entity (GSE) ( including agency securities that are not backed by the full faith and credit of the United States). These GSEs include the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank system. However, these GSEs are supported through federal subsidies, loans or other benefits. The Fund may also invest in securities issued or guaranteed by federal agencies backed by the full faith and credit of the United States, such as the Department of Housing and Urban Development Association. Finally, the Fund may invest in securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSEs include Federal Farm Credit Banks.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns includes:

  Interest Rate Risks. Prices of fixed-income securities generally fall when interest rates rise, which may result in a decrease in the value of Fund Shares.
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  Risks of Investing in Derivatives Contracts .. Changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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Within the period shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 5.01% (quarter ended September 30, 2001). Its lowest quarterly return was (2.50)% (quarter ended June 30, 2004).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 3-Year Treasury Index (ML3T) and the Merrill Lynch 3-5 Year Treasury Index (ML3-5T), broad-based market indexes, and the Lipper Short U.S. Treasury Funds Average (LSUSTFA) and the Lipper Short --Intermediate U.S. Government Funds Average (LSIUSGFA), averages of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and averages are unmanaged, and it is not possible to invest directly in the indexes or averages.

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(For the Periods Ended December 31, 2005)

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		1 Year	5 Years	10 Years
Fund:
Return Before Taxes		 0. 64%	 4. 27%	 4. 82%
Return After Taxes on Distributions [1]	 (	0. 62)%	 2. 82%	 3. 04%
Return After Taxes on Distributions and Sale of Fund Shares [1]		0. 41%	 2. 78%	 3.01%
ML3T		 0. 94%	 4. 68%	 5. 36%
ML3-5T		 0. 86%	 4.99%	 5. 61%
LSUSTFA		 1. 41%	 3. 22%	 4. 20%
LSIUSGFA		1. 01%	 3. 87%	 4. 66%
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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemptions, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401 (k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver and Reimbursement) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%
Distribution (12b-1) Fee [2]	0.25%
Other Expenses [3]	0.41%
Total Annual Fund Operating Expenses	1.06%

1 The percentages shown are based on expenses for the entire fiscal year ended January 31, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the distributor and shareholder services provider waived and/or reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended January 31, 2006.
Total Waiver and Reimbursement of Fund Expenses	0.27%
Total Actual Annual Fund Operating Expenses (after waiver and reimbursement)	0.79%
2 The distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Services Shares (after the voluntary waiver) was 0.00% for the fiscal year ended January 31, 2006.
3 Includes a shareholder services /account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payment to Financial Intermediaries" herein. The shareholder services provider reimbursed 0.02% of the shareholder services fee. See "Notes to Financial Statements" accompanying the Fund's Annual Report dated January 31, 2006, for a description of this reimbursement. The shareholder services fee paid by the Fund (after the reimbursement) was 0.23% for the fiscal year ended January 31, 2006. The maximum shareholder services fee the Fund will pay is 0.25%. Total other operating expenses paid by the Fund's Institutional Service Shares (after the reimbursement) were 0.39% for the fiscal year ended January 31, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waiver and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$	 108
3 Years	$	 337
5 Years	$	 585
10 Years	$	 1,294

What are the Fund's Investment Strategies?

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The Fund is intended to provide returns consistent with investments in short to intermediate term obligations of the United States government and its agencies and instrumentalities. The Fund's overall strategy is therefore to invest in a portfolio consisting primarily of United States Treasury securities, United States government agency securities with maturities of not less than two years and not more than five years and related derivative contracts. A description of the principal types of securities and derivative contracts in which the Fund invests, other investment techniques principally used by the Fund, and their risks, immediately follows this strategy section.

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The Fund buys and sells portfolio securities based primarily on the Adviser's market outlook and analysis of how securities may perform under different market conditions. The Adviser's market outlook reflects multiple factors, including:

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  current and expected U.S. economic growth;
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  current and expected changes in the rate of inflation;
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  the level of interest rates in other countries as compared to U.S. interest rates;
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  the Federal Reserve Board's monetary policy; and
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  technical factors affecting the supply or demand for specific securities or types of securities.
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The Adviser's securities analysis considers, among other factors, the historical and expected performance of securities relative to their risks. Performance includes the potential for appreciation, as well as a security's expected yield. The analysis also considers some or all of the risks described below.

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The Adviser evaluates the investment strategy by comparing the performance and composition of the Fund's portfolio to the performance and composition of an index composed of United States Treasury notes and bonds with maturities greater than or equal to three years and less than five years (the "Index"). Although there can be no assurance that the Fund's total return will exceed the Index's during any period, the Fund seeks to construct a portfolio that will perform favorably when compared to the Index over the long-term. In pursuing this strategy, the composition of the Fund's portfolio will vary from the composition of the Index. The Fund's portfolio may also include individual securities not represented in the Index.

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The Adviser may seek to control risks by adopting policies that limit the extent to which the Fund's portfolio may vary from the Index. For example, under normal market conditions, the Adviser currently limits the effective duration of the Fund's portfolio to not less than 80% or more than 120% of the effective duration of the Index. Effective duration provides a measure of the price sensitivity of a fixed-income security or portfolio of fixed-income securities to changes in interest rates. The Adviser may change these limitations at any time without prior approval from the Fund's trustees or shareholders.

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U.S. government securities may also be offered on a delayed delivery basis. The Fund will enter into trades on this basis in order to participate in these offerings or trade these securities.

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The Fund may use derivative contracts to implement elements of its investment strategy. For example, the Fund may use derivative contracts to:

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  increase or decrease the effective duration of the Fund' portfolio;
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  increase or decrease the allocation of the portfolio to securities or types of securities in which the Fund may invest directly; or
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  hedge against potential losses.
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There can be no assurance that the Fund's use of derivative contracts will work as intended.

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The Fund invests in overnight repurchase agreements or money market funds in order to maintain sufficient cash to pay for daily net redemptions and portfolio transactions.

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Because the Fund refers to United States government securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its assets in United States government investments.

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You should obtain a copy of the Fund's Statement of Additional Information for a more detailed description of the Adviser's investment process.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

The Fund invests primarily in the following types of U.S. government securities:

U.S. TREASURY SECURITIES

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Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

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U.S. GOVERNMENT AGENCY SECURITIES

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some agency securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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Other agency securities receive support through federal subsidies, loans, or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations. The Fund treats mortgage-backed securities guaranteed by a GSE as agency securities.

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A few agency securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

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DERIVATIVE CONTRACTS

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. The other party to a derivative contract is referred to as a counterparty. Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. This is referred to as "interest rate risk." However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed- income security to changes in interest rates. Due to the Fund's average duration policy, it is expected to have less interest rate risk than Federated Total Return Government Bond Fund or Federated U.S. Government Bond Fund, both of which have a longer average duration than the Fund, and more interest rate risk than Federated U.S. Government Securities Fund: 1-3 Years, which has a shorter average duration than the Fund.

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RISKS OF INVESTING IN DERIVATIVE CONTRACTS

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The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move differently than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this Prospectus, such as interest rate risks.

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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV ). The Fund does not charge a front-end sales charge. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The Fund generally values-fixed income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities.

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If prices are not available from an independent pricing service, securities traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security as provided by an investment dealer or other financial institution that deals in the security.

Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board. The Fund may use the fair value of a security to calculate its NAV when, for example: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed-income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time as of which NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

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How is the Fund Sold?

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The Fund offers three Share classes: Institutional Shares, Institutional Service Shares and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. All Share classes have different expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals.

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The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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Payments to Financial Intermediaries

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The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as Broker/Dealers, Banks, Investment Advisers or Third-Party Administrators) whose customers are shareholders of the Fund.

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RULE 12B-1 FEES

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.25% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Institutional Service Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

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SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

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The Fund may pay Account Administration Fees of up to 0.25% of average net assets to financial intermediaries that are unregistered banks for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

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RECORDKEEPING FEES

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The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

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NETWORKING FEES

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The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares .

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount. An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

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THROUGH A FINANCIAL INTERMEDIARY

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  Establish an account with the financial intermediary; and
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  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.
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Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."

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DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds , note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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  through a financial intermediary if you purchased Shares through a financial intermediary; or
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  directly from the Fund if you purchased Shares directly from the Fund.
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Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

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THROUGH A FINANCIAL INTERMEDIARY

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Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

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You may redeem or exchange Shares by sending a written request to the Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed or exchanged;
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  signatures of all shareholders exactly as registered ; and
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  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your financial intermediary or the Fund if you need special instructions.

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Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days ;
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  a redemption is payable to someone other than the shareholder(s) of record ; or
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  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
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You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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  ensure that the account registrations are identical;
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  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

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You will receive confirmation of purchases, redemptions and exchange. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

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If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income . Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund's investments, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten issuer exposures and percentage breakdowns of the portfolio by effective maturity range and type of security.

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

Who Manages the Fund?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 213 billion in assets as of December 31, 2005. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 305 employees. Federated provides investment products to more than 5, 500 investment professionals and institutions.

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PORTFOLIO MANAGEMENT INFORMATION

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Donald T. Ellenberger

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Donald T. Ellenberger has been the Fund's Portfolio Manager since June 2005. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1997 through 2004. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

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ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated January 31, 2006.

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Legal Proceedings

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Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund's directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com ..

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

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees .

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

The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


Financial Information

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FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended January 31	2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.26		$11.54	$11.61	$11.10	$10.87
Income From Investment Operations:
Net investment income	0.40		0.38	0.37	0.46	0.52
Net realized and unrealized gain (loss) on investments	(0.32)		(0.28)	(0.07)	0.51	0.24
TOTAL FROM INVESTMENT OPERATIONS	0.08		0.10	0.30	0.97	0.76
Less Distributions:
Distributions from net investment income	(0.40)		(0.38)	(0.37)	(0.46)	(0.53)
Net Asset Value, End of Period	$10.94		$11.26	$11.54	$11.61	$11.10
Total Return [1]	0.73	% [2]	0.84%	2.63%	8.92%	7.08%

Ratios to Average Net Assets:
Net expenses	0.79%		0.84%	0.81%	0.81%	0.81%
Net investment income	3.62%		3.29%	3.21%	4.02%	4.76%
Expense waiver/reimbursement [3]	0.27%		0.25%	0.25%	0.26%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$87,797		$101,602	$115,257	$114,335	$61,271
Portfolio turnover	113%		66%	52%	31%	66%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.01% on total returns.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated January 31, 2006, which can be obtained free of charge.

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Appendix A: Hypothetical Investment and Expense Information

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The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS INSTITUTIONAL SERVICE SHARES
ANNUAL EXPENSE RATIO: 1.06%
MAXIMUM FRONT-END SALES CHARGE: 0.00%

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$108.09	$10,394.00
2	$10,394.00	$519.70	$10,913.70	$112.35	$10,803.52
3	$10,803.52	$540.18	$11,343.70	$116.77	$11,229.18
4	$11,229.18	$561.46	$11,790.64	$121.37	$11,671.61
5	$11,671.61	$583.58	$12,255.19	$126.16	$12,131.47
6	$12,131.47	$606.57	$12,738.04	$131.13	$12,609.45
7	$12,609.45	$630.47	$13,239.92	$136.29	$13,106.26
8	$13,106.26	$655.31	$13,761.57	$141.66	$13,622.65
9	$13,622.65	$681.13	$14,303.78	$147.24	$14,159.38
10	$14,159.38	$707.97	$14,867.35	$153.05	$14,717.26
Cumulative		$5,986.37		$1,294.11
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A Statement of Additional Information (SAI) dated March 31, 2006, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-3387

Federated
World-Class Investment Manager

Federated U.S. Government Securities Fund: 2-5 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428P202

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8022502A-SS (3/ 06)

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Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated U.S. Government Securities Fund: 2-5 Years

PROSPECTUS

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March 31, 2006

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CLASS K SHARES

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A mutual fund seeking current income by investing in a portfolio of short-to- intermediate term obligations of the United States government and its agencies and instrumentalities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 9

What Do Shares Cost? 10

How is the Fund Sold? 12

Payments to Financial Intermediaries 13

How to Purchase Shares 14

How to Redeem and Exchange Shares 16

Account and Share Information 19

Who Manages the Fund? 22

Legal Proceedings 23

Financial Information 24

Appendix A: Hypothetical Investment and Expense Information 26

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund's overall strategy is to invest in a portfolio consisting primarily of United States Treasury securities, United States government agency securities with maturities of not less than two years and not more than five years and related derivative contracts. The Fund buys and sells portfolio securities based primarily on its market outlook and analysis of how securities may perform under different market conditions. The Fund evaluates its investment strategy by comparing the performance and composition of the Fund's portfolio to the performance and composition of an index composed of United States Treasury notes and bonds with maturities greater than or equal to three years and less than five years.

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The Fund intends to invest in United States government agency securities, which are securities issued or guaranteed by a federal agency or other government sponsored entity (GSE) ( including agency securities that are not backed by the full faith and credit of the United States). These GSEs include the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank system. However, these GSEs are supported through federal subsidies, loans or other benefits. The Fund may also invest in securities issued or guaranteed by federal agencies backed by the full faith and credit of the United States, such as the Department of Housing and Urban Development Association. Finally, the Fund may invest in securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSEs include Federal Farm Credit Banks.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns includes:

  Interest Rate Risks. Prices of fixed-income securities generally fall when interest rates rise, which may result in a decrease in the value of Fund Shares.
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  Risks of Investing in Derivatives Contracts .. Changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The Fund's Class K Shares is a new class of shares, which commenced operations on April 8, 2003. The Fund offers two other classes of shares: Institutional Shares and Institutional Service Shares. For the period prior to the commencement of operations of Class K Shares, the performance information shown in the bar chart below is for the Fund's Institutional Shares, adjusted to reflect the expenses of Class K Shares. The performance information will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class K Shares total returns on a calendar year-by-year basis. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Class K Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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Within the period shown in the bar chart, the Fund's Class K Shares highest quarterly return was 4.89% (quarter ended September 30, 2001). Its lowest quarterly return was (2.62)% (quarter ended June 30, 2004).

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Average Annual Total Return Table

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As previously discussed, the Fund's Class K Shares is a new class of shares, which commenced operations on April 8, 2003. Accordingly, for the period prior to the commencement of operations, the performance information shown in the Average Annual Total Return Table is for the Fund's Institutional Shares, adjusted to reflect the expenses of the Class K Shares. The table also shows returns averaged over the stated periods and includes comparative performance information in the form of returns for the Merrill Lynch 3-Year Treasury Index (ML3T) and the Merrill Lynch 3-5 Year Treasury Index (ML3-5T), broad-based market indexes, and the Lipper Short U.S. Treasury Funds Average (LSUSTFA) and the Lipper Short-Intermediate U.S. Government Funds Average (LSIUSGFA) . Total return comprises price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges. The indexes and averages are unmanaged, and it is not possible to invest directly in the indexes and averages.

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(For the Periods Ended December 31, 2005)

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	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	 0. 15%	 3. 78%	 4. 33%
Return After Taxes on Distributions [1]	(0. 93)%	 2. 51%	 2. 75%
Return After Taxes on Distributions and Sale of Fund Shares [1]	 0. 10%	 2. 47%	 2.71%
ML3T	 0. 94%	 4. 68%	 5. 36%
ML3-5T	 0. 86%	 4.99%	 5. 61%
LSUSTFA	 1. 41%	 3. 22%	 4. 20%
LSIUSGFA	 1. 01%	 3. 87%	 4. 66%
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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemptions, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401 (k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class K Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%
Distribution (12b-1) Fee	0.50%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.29%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class K Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class K Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class K Shares operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$	 131
3 Years	$	 409
5 Years	$	708
10 Years	$	1,556

What are the Fund's Investment Strategies?

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The Fund is intended to provide returns consistent with investments in short to intermediate term obligations of the United States government and its agencies and instrumentalities. The Fund's overall strategy is therefore to invest in a portfolio consisting primarily of United States Treasury securities, United States government agency securities with maturities of not less than two years and not more than five years and related derivative contracts. A description of the principal types of securities and derivative contracts in which the Fund invests, other investment techniques principally used by the Fund, and their risks, immediately follows this strategy section.

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The Fund buys and sells portfolio securities based primarily on the Adviser's market outlook and analysis of how securities may perform under different market conditions. The Adviser's market outlook reflects multiple factors, including:

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  current and expected U.S. economic growth;
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  current and expected changes in the rate of inflation;
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  the level of interest rates in other countries as compared to U.S. interest rates;
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  the Federal Reserve Board's monetary policy; and
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  technical factors affecting the supply or demand for specific securities or types of securities.
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

The Adviser's securities analysis considers, among other factors, the historical and expected performance of securities relative to their risks. Performance includes the potential for appreciation, as well as a security's expected yield. The analysis also considers some or all of the risks described below.

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The Adviser evaluates the investment strategy by comparing the performance and composition of the Fund's portfolio to the performance and composition of an index composed of United States Treasury notes and bonds with maturities greater than or equal to three years and less than five years (the "Index"). Although there can be no assurance that the Fund's total return will exceed the Index's during any period, the Fund's seeks to construct a portfolio that will perform favorably when compared to the Index over the long-term. In pursuing this strategy, the composition of the Fund's portfolio will vary from the composition of the Index. The Fund's portfolio may also include individual securities not represented in the Index.

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

The Adviser may seek to control risks by adopting policies that limit the extent to which the Fund's portfolio may vary from the Index. For example, under normal market conditions, the Adviser currently limits the effective duration of the Fund's portfolio to not less than 80% or more than 120% of the effective duration of the Index. Effective duration provides a measure of the price sensitivity of a fixed-income security or portfolio of fixed-income securities to changes in interest rates. The Adviser may change these limitations at any time without prior approval from the Fund's trustees or shareholders.

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

U.S. government securities may also be offered on a delayed delivery basis. The Fund will enter into trades on this basis in order to participate in these offerings or trade these securities.

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

The Fund may use derivative contracts to implement elements of its investment strategy. For example, the Fund may use derivative contracts to:

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
  increase or decrease the effective duration of the Fund' portfolio;
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
  increase or decrease the allocation of the portfolio to securities or types of securities in which the Fund may invest directly; or
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  hedge against potential losses.
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There can be no assurance that the Fund's use of derivative contracts will work as intended.

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The Fund invests in overnight repurchase agreements or money market funds in order to maintain sufficient cash to pay for daily net redemptions and portfolio transactions.

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Because the Fund refers to United States government securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its assets in United States government investments.

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You should obtain a copy of the Fund's Statement of Additional Information for a more detailed description of the Adviser's investment process.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

The Fund invests primarily in the following types of U.S. government securities:

U.S. TREASURY SECURITIES

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Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

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U.S. GOVERNMENT AGENCY SECURITIES

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some agency securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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Other agency securities receive support through federal subsidies, loans, or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations. The Fund treats mortgage-backed securities guaranteed by a GSE as agency securities.

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A few agency securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

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DERIVATIVE CONTRACTS

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. The other party to a derivative contract is referred to as a counterparty. Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts. Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. This is referred to as "interest rate risk." However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed- income security to changes in interest rates. Due to the Fund's average duration policy, it is expected to have less interest rate risk than Federated Total Return Government Bond Fund or Federated U.S. Government Bond Fund, both of which have a longer average duration than the Fund, and more interest rate risk than Federated U.S. Government Securities Fund: 1-3 Years, which has a shorter average duration than the Fund.

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RISKS OF INVESTING IN DERIVATIVE CONTRACTS

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The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move differently than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this Prospectus, such as interest rate risks.

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What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The Fund generally values fixed-income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities.

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If prices are not available from an independent pricing service, securities traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security as provided by an investment dealer or other financial institution that deals in the security.

Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board. The Fund may use the fair value of a security to calculate its NAV when, for example: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time as of which NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

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How is the Fund Sold?

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The Fund offers three Share classes: Institutional Shares, Institutional Service Shares and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class K Shares. All Share classes have different expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus generally to 401(k) plans, 457 plans, employee sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans and IRA Rollovers from such plans, directly or through investment professionals. Class K Shares are generally available only to retirement plans where plan level omnibus accounts are held on the books of the Fund.

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When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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Payments to Financial Intermediaries

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The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as Broker/Dealers, Banks, Investment Advisers or Third-Party Administrators) whose customers are shareholders of the Fund.

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RULE 12B-1 FEES

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.50% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Class K Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

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RECORDKEEPING FEES

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The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

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NETWORKING FEES

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The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. A retirement plan's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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THROUGH A FINANCIAL INTERMEDIARY

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  Establish an account with the financial intermediary; and
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  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.
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Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."

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DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds , note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

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  through a financial intermediary if you purchased Shares through a financial intermediary; or
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  directly from the Fund if you purchased Shares directly from the Fund.
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Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

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THROUGH A FINANCIAL INTERMEDIARY

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Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

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DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed or exchanged ;
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  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your financial intermediary or the Fund if you need special instructions.

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Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
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You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

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EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

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You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

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You will receive confirmation of purchases, redemptions and exchange (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

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If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income . Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund's investments, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten issuer exposures and percentage breakdowns of the portfolio by effective maturity range and type of security.

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

Who Manages the Fund?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 213 billion in assets as of December 31, 2005. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 305 employees. Federated provides investment products to more than 5, 500 investment professionals and institutions.

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PORTFOLIO MANAGEMENT INFORMATION

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Donald T. Ellenberger

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Donald T. Ellenberger has been the Fund's Portfolio Manager since June 2005. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1997 through 2004. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated January 31, 2006.

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Legal Proceedings

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Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund's directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com ..

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees .


The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


Financial Information

FINANCIAL HIGHLIGHTS


The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years or since inception, if the life of the Fund's Share Class is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.


Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended January 31,				Period Ended
	2006		2005		1/31/2004	[1]
Net Asset Value, Beginning of Period	$11.26		$11.54		$11.61
Income From Investment Operations:
Net investment income	0.34		0.34		0.25
Net realized and unrealized loss on investments	(0.31)		(0.30)		(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.03		0.04		0.18
Less Distributions:
Distributions from net investment income	(0.35)		(0.32)		(0.25)
Net Asset Value, End of Period	$10.94		$11.26		$11.54
Total Return [2]	0.23%		0.37%		1.60%

Ratios to Average Net Assets:
Net expenses	1.29%		1.30%		1.30	% [3]
Net investment income	3.15%		2.84%		2.79	% [3]
Expense waiver/reimbursement [4]	0.00	% ,5	0.00	% [5]	0.00	% [3,5]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,332		$977		$2,270
Portfolio turnover	113%		66%		52	% [6]

1 Reflects operations for the period from April 8, 2003 (start of performance) to January 31, 2004.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended January 31, 2004.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated January 31, 2006, which can be obtained free of charge.


Appendix A: Hypothetical Investment and Expense Information


The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.


FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS CLASS K SHARES


ANNUAL EXPENSE RATIO: 1.29%


MAXIMUM FRONT-END SALES CHARGE: 0.00%


Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$ 500.00	$10,500.00	$ 131.39	$10,371.00
2	$10,371.00	$ 518.55	$10,889.55	$ 136.27	$10,755.76
3	$10,755.76	$ 537.79	$11,293.55	$ 141.32	$11,154.80
4	$11,154.80	$ 557.74	$11,712.54	$ 146.57	$11,568.64
5	$11,568.64	$ 578.43	$12,147.07	$ 152.00	$ 11,997.84
6	$11,997.84	$ 599.89	$12,597.73	$ 157.64	$12,442.96
7	$12,442.96	$ 622.15	$13,065.11	$ 163.49	$12,904.59
8	$12,904.59	$ 645.23	$13,549.82	$ 169.56	$13,383.35
9	$13,383.35	$ 669.17	$14,052.52	$ 175.85	$13,879.87
10	$13,879.87	$ 693.99	$14,573.86	$ 182.37	$14,394.81
Cumulative		$ 5,922.94		$1,556.46

A Statement of Additional Information (SAI) dated March 31, 2006, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.


These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-3387

Federated
World-Class Investment Manager

Federated U.S. Government Securities Fund: 2-5 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428P301


28213 (3/ 06)


Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

STATEMENT OF ADDITIONAL INFORMATION


MARCH 31, 2006


INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES
CLASS K SHARES


This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectuses for the Institutional Shares,
Institutional Service Shares and Class K Shares of Federated U.S. Government
Securities Fund: 2-5 Years (Fund), dated March 31, 2006.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.


          [GRAPHIC OMITTED][GRAPHIC OMITTED]
                                        CONTENTS

                      How is the Fund Organized?.......................2
                      Description of the Fund and its

                      Redemption in Kind                              11

                      Who Manages and Provides Services to the

                      Addresses.........................................
                      Appendix..........................................

[GRAPHIC OMITTED][GRAPHIC OMITTED]
[GRAPHIC OMITTED][GRAPHIC OMITTED]

HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on December 10,
1981.

The Board of Trustees (the "Board") has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares and Class
K Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).


DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

INVESTMENT OBJECTIVE
The Fund's investment objective is current income. The investment objective may not be changed by the Fund's Board of Trustees without shareholder approval.
While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this
SAI.

INVESTMENT STRATEGIES
The Fund is intended to provide returns consistent with investments in short to intermediate term obligations of the United States government and its agencies and instrumentalities. The Fund's overall strategy is therefore to invest in a portfolio consisting primarily of United States Treasury securities, United
States government agency securities with maturities of not less than two years and not more than five years and related derivative contracts. A description of the various types of securities and derivative contracts in which the Fund invests, other investment techniques used by the Fund, and their risks, immediately follows this strategy section.

The Adviser evaluates the Fund's investment strategy by comparing the performance of the Fund's portfolio to an index composed of United States
Treasury notes and bonds with maturities greater than or equal to three years and less than five years (the "Index"). The Adviser's basic strategy seeks to construct a portfolio that will perform favorably when compared to the Index over the long-term. The Adviser tries to vary the portfolio's performance from the Index by, among other things:

o     Varying the portfolio's effective duration as compared to the Index;

o     Creating a portfolio of securities with a different mixture of effective durations as compared to the composition of the Index;

o     Investing a larger percentage of the portfolio in certain types of securities(1)as compared to the composition of the Index; and

o     Investing a larger percentage of the portfolio in a specific security as compared to the Index, or investing the portfolio in securities that are not included in the Index.

Under normal market conditions, the Adviser limits the extent to which it may vary the portfolio's effective duration to within 20% of the effective duration of the Index. The Fund currently uses the Merrill Lynch 3-5 Year Treasury Index as the Index.

Effective duration provides a measure of the price sensitivity of a fixed-income security or portfolio of fixed-income securities to changes in interest rates.
The Adviser calculates the effective duration of the portfolio using standard analytical models that quantify the expected changes in the value of the portfolio resulting from changes in the applicable yield curve. (2) The Index may calculate its effective duration using different assumptions and models. The
Adviser will rely on its calculations for purposes of complying with any limitations established with respect to the portfolio's effective duration.

===========================
(1) The Adviser may refer to types of securities (such as Treasury, agency, mortgage-backed or corporate debt securities) as "sectors" of the fixed-income market.

(2) In shareholder reports and other description of the Fund's investment strategy and performance, the Adviser may refer to the relative interest rates of securities with longer and shorter durations within a sector as a "yield curve."

The Adviser bases the investment strategy principally on its market outlook, which analyzes historical and expected changes in:

o     the overall level and volatility of interest rates,

o     the slope and shape of yield curves, and

o     the relative interest rates of different sectors.

The investment strategy will also reflect other factors (political developments or demographic trends, for example).

Teams of investment professionals formulate the Adviser's market outlook and otherwise attempt to anticipate changes in market conditions. They base their analysis on a multiple factors, which may include:

o     current and expected U.S. economic growth,

o     current and expected changes in the rate of inflation,

o     the level of interest rates in other countries as compared to U.S.
      interest rates,

o     the Federal Reserve Board's monetary policy, and

o     technical factors affecting the supply or demand for specific securities or types of securities.

There is no assurance that the Adviser's efforts to forecast market conditions and interest rates, or to assess the impact of changes in interest rates and the yield curve, will be successful.

These teams also recommend how to structure the portfolio in response to the market outlook. In order to manage the risks taken by the Fund, these recommendations may set additional limits on the extent to which the portfolio's duration and composition may vary from the Index. The Fund's portfolio manager follows these recommendations in selecting securities for the portfolio.
Decisions to purchase or sell particular securities or derivative contracts are based on a fundamental analysis of their sensitivity to changes in interest rates, interest rate volatility, the yield curve and inflation, among other factors. This analysis relies on information from a variety of sources (such as government securities dealers, electronic data services and financial publications), and employs quantitative models and analytic tools provided by third parties or developed by the Adviser. The analysis also draws on the experience of the Adviser's staff of investment analysts, portfolio managers and traders.

The portfolio manager uses this fundamental analysis to compare the potential returns from available securities and derivatives contracts with comparable durations, risks and other characteristics. However, there is no assurance that a security or derivative contract will perform as expected or that the fundamental analysis will incorporate all relevant information.

In appropriate market conditions, the Fund may invest in derivative contracts to implement its investment strategy. For example, the Fund may buy a future or call option on United States Treasury securities in order to lengthen the effective duration of the portfolio as compared to the Index. Alternatively, the
Fund may sell a future or an option on United States Treasury securities in order to shorten the effective duration of the portfolio as compared to the
Index. The Fund also may use futures or options on United States Treasury securities to increase or decrease the exposure to different points on the yield curve without affecting the effective duration of the portfolio. There is no assurance that the use of derivatives contracts will work as intended.

The Fund may also seek to increase its income by lending its portfolio securities.

The Fund may invest in overnight repurchase agreements or money market funds in order to maintain sufficient cash to pay for daily net redemptions and portfolio transactions. In the event that the Fund does not have sufficient cash for these purposes, it could incur overdrafts, enter into reverse repurchase agreements or otherwise borrow money in accordance with its investment limitations. The Fund also reserves the right to redeem Shares in kind with portfolio securities. See
PAYMENT METHOD FOR REDEMPTIONS--Redemptions In Kind. The Fund may also enter into repurchase agreements with longer terms (up to twelve months) if they offer higher returns than those expected from United States Treasury or agency securities having the same maturity.

United States government securities may also be offered on a delayed delivery basis. The Fund will enter into trades on this basis in order to participate in these offerings or trade these securities.

Because the Fund refers to United States government securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its assets in United States government investments.


SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES
U.S. government securities pay interest at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of the security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of securities in which the Fund invests:

U.S. Treasury Securities
Treasury securities are direct obligations of the federal government of the
United States. Treasury securities are generally regarded as having the lowest credit risks.

U.S. Government Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some agency securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation and Washington Metropolitan Area Transit
Authority Bonds Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Other agency securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to)
the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation,
Federal National Mortgage Association, Student Loan Marketing Association and
Tennessee Valley Authority in support of such obligations. The Fund treats mortgage-backed securities guaranteed by a GSE as agency securities.

A few agency securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation and Resolution
Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.


Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as "coupon stripping." Treasury STRIPs are the most common forms of stripped zero coupon securities.

DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make
(or collect) daily payments to the margin accounts to reflect losses (or gains)
in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the
Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts, including combinations thereof:



Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.
Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity
Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts.

Options
Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

CALL OPTIONS
A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. The Fund may use call options in the following ways:

o     Buy call options on financial futures in anticipation of an increase in the value of the underlying asset or instrument; and

o     Write call options on portfolio securities and financial futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

PUT OPTIONS
A put option gives the holder the right to sell the underlying asset to the writer of the option. The Fund may use put options in the following ways:

o     Buy put options on financial futures in anticipation of a decrease in the value of the underlying asset; and

o     Write put options on portfolio securities and financial futures to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

The Fund may also buy or write options, as needed, to close out existing option positions.


SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a U.S. government security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The
Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage
In order to secure its obligations in connection with special transactions, the
Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectuses. Additional risk factors are outlined below.

Credit Risks
o  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the
   Fund will lose money.

o  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks
o  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price.
   An increase in the likelihood of a call may reduce the security's price.

o  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


Liquidity Risks
o  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Leverage Risks
o  Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


INVESTMENT LIMITATIONS

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Diversification
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer, or the Fund would own more than 10%
of the outstanding voting securities of that issuer.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for clearance of purchases and sales of securities.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

As a matter of operating policy, which may be changed without shareholder approval, the average dollar-weighted duration of the portfolio will not be less that two years nor more than five years.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation or restriction.

As a matter of operating policy, the Fund will not purchase any securities while borrowings in excess of 5% or its total assets are outstanding.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items" and "bank instruments."

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for fixed income securities, according to the price furnished by an independent pricing service as indicative of the bid prices currently offered for institutional investors for the securities, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


WHAT DO SHARES COST?


The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of
Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12b-1 PLAN (INSTITUTIONAL SERVICE SHARES AND CLASS K SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell
Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While National Association of
Securities Dealers (NASD) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectuses, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.


Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

Processing Support Payments
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell
Federated fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Intermediaries
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding Shares.

As of March 1, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Charles Schwab &
Co., Inc., San Francisco, CA, owned approximately 12,814,650 Shares (21.64)%.

As of March 1, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: Emjay
Corporation, Greenwood Valley, CO, owned approximately 1,538,534 Shares
(19.06)%; Paychex Securities Corporation, W. Henrietta, NY, owned approximately
684,299 Shares (8.48)% and Patterson & Co., Charlotte, NC, owned approximately 618,629 Shares (7.66)%.

As of March 1, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class K Shares: Frontier Trust Co., Fargo,
ND, owned approximately 90,063 Shares (25.45)%; Carey & Co., Columbus, OH,
owned approximately 49,054 Shares (13.86)%; Empire Lumber and Millwork 401(k),
Newark, NJ, owned approximately 28,483 Shares (8.05)%.

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

 Frontier Trust Co., is organized in the state of North Dakota and is a subsidiary of Equitable Life Assurance Society of New York, and is organized in the state of New York.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, PA. As of December 31, 2005, the Federated Fund Complex
consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each
Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of March 1, 2006, the Fund's Board and Officers as a group owned 855,335
(1.44%) of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

           Name                    Principal Occupation(s) for Past         Aggregate      Total Compensation
        Birth Date                           Five Years,                  Compensation        From Fund and
         Address                     Other Directorships Held and           From Fund        Federated Fund
 Positions Held with Fund                Previous Position(s)             (past fiscal           Complex
    Date Service Began                                                        year)          (past calendar
                                                                                                  year)

John F. Donahue*                 Principal Occupations: Director or            $0                  $0
Birth Date: July 28, 1924        Trustee of the Federated Fund
TRUSTEE                          Complex; Chairman and Director,
Began serving: December          Federated Investors, Inc.
1981

                                 Previous Positions: Chairman of the
                                 Federated Fund Complex; Trustee,
                                 Federated Investment Management
                                 Company and Chairman and Director,
                                 Federated Investment Counseling.

J. Christopher Donahue*          Principal Occupations: Principal              $0                  $0
Birth Date: April 11, 1949       Executive Officer and President of
PRESIDENT AND TRUSTEE            the Federated Fund Complex;
Began serving: October           Director or Trustee of some of the
1999                             Funds in the Federated Fund
                                 Complex; President, Chief Executive
                                 Officer and Director, Federated
                                 Investors, Inc.; Chairman and
                                 Trustee, Federated Investment
                                 Management Company; Trustee,
                                 Federated Investment Counseling;
                                 Chairman and Director, Federated
                                 Global Investment Management Corp.;
                                 Chairman, Federated Equity
                                 Management Company of Pennsylvania,
                                 Passport Research, Ltd. (Investment
                                 advisory subsidiary of Federated)
                                 and Passport Research II, Ltd.
                                 (Investment advisory subsidiary of
                                 Federated); Trustee, Federated
                                 Shareholder Services Company;
                                 Director, Federated Services
                                 Company.

                                 Previous Positions: President,
                                 Federated Investment Counseling;
                                 President and Chief Executive
                                 Officer, Federated Investment
                                 Management Company, Federated
                                 Global Investment Management Corp.
                                 and Passport Research, Ltd.

Lawrence D. Ellis, M.D.*         Principal Occupations: Director or         $1,562.70           $148,500
Birth Date: October 11,          Trustee of the Federated Fund
1932                             Complex; Professor of Medicine,
3471 Fifth Avenue                University of Pittsburgh; Medical
Suite 1111                       Director, University of Pittsburgh
Pittsburgh, PA                   Medical Center Downtown;
TRUSTEE                          Hematologist, Oncologist and
Began serving: August 1987       Internist, University of Pittsburgh
                                 Medical Center.

                                 Other Directorships Held: Member,
                                 National Board of Trustees,
                                 Leukemia Society of America.

                                 Previous Positions: Trustee,
                                 University of Pittsburgh; Director,
                                 University of Pittsburgh Medical
                                     Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name                          Principal Occupation(s) for Past           Aggregate              Total
Birth Date                    Five Years,                               Compensation        Compensation
Address                       Other Directorships Held and               From Fund          From Fund and
Positions Held with Fund      Previous Position(s)                      (past fiscal       Federated Fund
Date Service Began                                                          year               Complex
                                                                                           (past calendar
                                                                                                year)

Thomas G. Bigley              Principal Occupation: Director or          $1,718.96            $163,350
Birth Date: February 3,       Trustee of the Federated Fund
1934                          Complex.
15 Old Timber Trail
Pittsburgh, PA                Other Directorships Held:
                              Director, Member of Executive
                              Committee, Children's Hospital of
TRUSTEE                       Pittsburgh; Director, University
Began serving: November       of Pittsburgh.
1994
                              Previous Position: Senior Partner,
                              Ernst & Young LLP.

John T. Conroy, Jr.           Principal Occupations: Director or         $1,718.96            $163,350
Birth Date: June 23, 1937     Trustee of the Federated Fund
Investment Properties         Complex; Chairman of the Board,
Corporation                   Investment Properties Corporation;
3838 North Tamiami Trail      Partner or Trustee in private real
Suite 402                     estate ventures in Southwest
Naples, FL                    Florida.
TRUSTEE
Began serving: August         Previous Positions: President,
1991                          Investment Properties Corporation;
                              Senior Vice President, John R.
                              Wood and Associates, Inc.,
                              Realtors; President, Naples
                              Property Management, Inc. and
                              Northgate Village Development
                              Corporation.

Nicholas P. Constantakis      Principal Occupation: Director or          $1,718.96            $163,350
Birth Date: September 3,      Trustee of the Federated Fund
1939                          Complex.
175 Woodshire Drive
Pittsburgh, PA                Other Directorships Held: Director
TRUSTEE                       and Member of the Audit Committee,
Began serving: October        Michael Baker Corporation
1999                          (engineering and energy services
                                   worldwide).

                              Previous Position: Partner,
                              Andersen Worldwide SC.

John F. Cunningham            Principal Occupation: Director or          $1,562.70            $148,500
Birth Date: March 5, 1943     Trustee of the Federated Fund
353 El Brillo Way             Complex.
Palm Beach, FL
TRUSTEE                       Other Directorships Held:
Began serving: January        Chairman, President and Chief
1999                          Executive Officer, Cunningham
                              & Co., Inc. (strategic
                              business consulting); Trustee
                              Associate, Boston College.

                              Previous Positions: Director,
                              Redgate Communications and EMC
                              Corporation (computer storage
                              systems); Chairman of the Board
                              and Chief Executive Officer,
                              Computer Consoles, Inc.; President
                              and Chief Operating Officer, Wang
                              Laboratories; Director, First
                              National Bank of Boston; Director,
                              Apollo Computer, Inc.

Peter E. Madden               Principal Occupation: Director or          $1,562.70            $148,500
Birth Date: March 16,         Trustee of the Federated Fund
1942                          Complex.
One Royal Palm Way
100 Royal Palm Way            Other Directorships Held: Board of
Palm Beach, FL                Overseers, Babson College.
TRUSTEE
Began serving: August         Previous Positions:
1991                          Representative, Commonwealth of
                              Massachusetts General Court; President, State
                              Street Bank and Trust Company and State Street
                              Corporation (retired); Director, VISA USA and VISA
                              International; Chairman and Director,
                              Massachusetts Bankers Association; Director,
                              Depository Trust Corporation; Director, The Boston
                              Stock Exchange.

Charles F. Mansfield, Jr.     Principal Occupations: Director or         $1,718.96            $163,350
Birth Date: April 10,         Trustee of the Federated Fund
1945                          Complex; Management Consultant.
80 South Road
Westhampton Beach, NY         Previous Positions: Chief
TRUSTEE                       Executive Officer, PBTC
Began serving: January        International Bank; Partner,
1999                          Arthur Young & Company (now
                              Ernst & Young LLP); Chief Financial Officer of
                              Retail Banking Sector, Chase Manhattan Bank;
                              Senior Vice President, HSBC Bank USA (formerly,
                              Marine Midland Bank); Vice President, Citibank;
                              Assistant Professor of Banking and Finance, Frank
                              G. Zarb School of Business, Hofstra University;
                              Executive Vice President DVC Group, Inc.

John E. Murray, Jr.,          Principal Occupations: Director or         $1,875.22            $178,200
J.D., S.J.D.                  Trustee, and Chairman of the Board
Birth Date: December 20,      of Directors or Trustees, of the
1932                          Federated Fund Complex; Chancellor
Chancellor, Duquesne          and Law Professor, Duquesne
University                    University; Partner, Murray, Hogue
Pittsburgh, PA                & Lannis.
TRUSTEE
Began serving: February       Other Directorships Held:
1995                          Director, Michael Baker Corp.
                              (engineering, construction,
                              operations and technical services).

                              Previous Positions: President,
                              Duquesne University; Dean and
                              Professor of Law, University of
                              Pittsburgh School of Law; Dean and
                              Professor of Law, Villanova
                              University School of Law.

Marjorie P. Smuts             Principal Occupations:  Director           $1,562.70            $148,500
Birth Date: June 21, 1935     or Trustee of the Federated Fund
4905 Bayard Street            Complex; Public
Pittsburgh, PA                Relations/Marketing
TRUSTEE                       Consultant/Conference Coordinator.
Began serving: February
1984                          Previous Positions: National
                              Spokesperson, Aluminum Company of
                              America; television producer;
                              President, Marj Palmer Assoc.;
                              Owner, Scandia Bord.

John S. Walsh                 Principal Occupations:  Director           $1,562.70            $148,500
Birth Date: November 28,      or Trustee of the Federated Fund
1957                          Complex; President and Director,
2604 William Drive            Heat Wagon, Inc. (manufacturer of
Valparaiso, IN                construction temporary heaters);
TRUSTEE                       President and Director,
Began serving: January        Manufacturers Products, Inc.
1999                          (distributor of portable
                              construction heaters); President,
                              Portable Heater Parts, a division
                              of Manufacturers Products, Inc.

                              Previous Position: Vice President,
                              Walsh & Kelly, Inc.

OFFICERS**

Name
Birth Date
Address
Positions Held with Fund
                                  Principal Occupation(s) and Previous Position(s)

Date Service Began

John W. McGonigle                 Principal Occupations: Executive Vice President and
Birth Date: October 26, 1938      Secretary of the Federated Fund Complex; Vice
EXECUTIVE VICE PRESIDENT AND      Chairman, Executive Vice President, Secretary and
SECRETARY                         Director, Federated Investors, Inc.
Began serving: December 1981
                                  Previous Positions: Trustee, Federated Investment
                                  Management Company and Federated Investment
                                  Counseling; Director, Federated Global Investment
                                  Management Corp., Federated Services Company and
                                  Federated Securities Corp.

Richard A. Novak                  Principal Occupations: Principal Financial Officer and
Birth Date: December 25, 1963     Treasurer of the Federated Fund Complex; Senior Vice
TREASURER                         President, Federated Administrative Services. ;
Began serving: January 2006       Financial and Operations Principal for Federated
                                  Securities Corp., Edgewood Services, Inc. and
                                  Southpointe Distribution Services, Inc.; Senior Vice
                                  President and Controller of Federated Investors, Inc.

                                  Previous Positions: Vice President, Finance of
                                  Federated Services Company; held various financial
                                  management positions within The Mercy Hospital of
                                  Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher                 Principal Occupations: Vice Chairman or Vice President
Birth Date: May 17, 1923          of some of the Funds in the Federated Fund Complex;
VICE PRESIDENT                    Vice Chairman, Federated Investors, Inc.; Chairman,
Began serving: December 1981      Federated Securities Corp.

                                  Previous Positions: President and Director or Trustee
                                  of some of the Funds in the Federated Fund Complex;
                                  Executive Vice President, Federated Investors, Inc.
                                  and Director and Chief Executive Officer, Federated
                                  Securities Corp.

Robert J. Ostrowski               Principal Occupations:  Robert Ostrowski joined
Birth Date: April 26, 1963        Federated in 1987 as an Investment Analyst and became
CHIEF INVESTMENT OFFICER          a Portfolio Manager in 1990. He was named Chief
Began serving: May 2004           Investment Officer of taxable fixed income products in
                                  2004 and also serves as a Senior Portfolio Manager. He
                                  has been a Senior Vice President of the Fund's Adviser
                                  since 1997. Mr. Ostrowski is a Chartered Financial
                                  Analyst. He received his M.S. in Industrial
                                  Administration from Carnegie Mellon University.

------------------------------------------------------------------------------------------

Donald T. Ellenberger             Donald T. Ellenberger has been the Fund's Portfolio
Birth Date: July 24, 1958         Manager since June 2005. He is Vice President of the
                                  Fund. Mr. Ellenberger joined Federated in 1996
                                  as a Portfolio Manager and a Vice President of a Federated
VICE PRESIDENT                    advisory subsidiary. He became a Senior Vice President
Began serving: June 2005          of the Fund's Adviser in January 2005 and served as a
                                  Vice President of the Fund's Adviser from 1997 through
                                  2004.  From 1986 to 1996, he served as a
                                  Trader/Portfolio Manager for Mellon Bank, N.A. Mr.
                                  Ellenberger received his M.B.A. in Finance from
                                  Stanford University.

** Officers do not receive any compensation from the Fund.

COMMITTEES OF THE BOARD

                                                                                              Meetings
                         Committee                                                              Held
Board Committee           Members                        Committee Functions                During Last
                                                                                            Fiscal Year

Executive         John F. Donahue            In between meetings of the full Board, the         Five
                  John E. Murray, Jr.,       Executive Committee generally may exercise
                  J.D., S.J.D.               all the powers of the full Board in the
                  John S. Walsh              management and direction of the business
                                             and conduct of the affairs of the
                                             Trust in such manner as the
                                             Executive Committee shall deem to
                                             be in the best interests of the
                                             Trust. However, the Executive
                                             Committee cannot elect or remove
                                             Board members, increase or decrease
                                             the number of Trustees, elect or
                                             remove any Officer, declare
                                             dividends, issue shares or
                                             recommend to shareholders any
                                             action requiring shareholder
                                             approval.

Audit             Thomas G. Bigley           The purposes of the Audit Committee are to        Eight
                  John T. Conroy, Jr.        oversee the accounting and financial
                  Nicholas P. Constantakis   reporting process of the Fund, the Fund`s
                  Charles F. Mansfield,      internal control over financial reporting,
                  Jr.                        and the quality, integrity and independent
                                             audit of the Fund`s financial
                                             statements. The Committee also
                                             oversees or assists the Board with
                                             the oversight of compliance with
                                             legal requirements relating to
                                             those matters, approves the
                                             engagement and reviews the
                                             qualifications, independence and
                                             performance of the Fund`s
                                             independent registered public
                                             accounting firm, acts as a liaison
                                             between the independent registered
                                             public accounting firm and the
                                             Board and reviews the Fund`s
                                             internal audit function.

Nominating        Thomas G. Bigley           The Nominating Committee, whose members            One
                  John T. Conroy, Jr.        consist of all Independent Trustees,
                  Nicholas P. Constantakis   selects and nominates persons for election
                  John F. Cunningham         to the Fund`s Board when vacancies occur.
                  Peter E. Madden            The Committee will consider candidates
                  Charles F. Mansfield,      recommended by shareholders, Independent
                  Jr.                        Trustees, officers or employees of any of
                  John E. Murray, Jr.        the Fund`s agents or service providers and
                  Marjorie P. Smuts          counsel to the Fund. Any shareholder who
                  John S. Walsh              desires to have an individual considered
                                             for nomination by the Committee
                                             must submit a recommendation in
                                             writing to the Secretary of the
                                             Fund, at the Fund's address
                                             appearing on the back cover of this
                                             Statement of Additional
                                             Information. The recommendation
                                             should include the name and address
                                             of both the shareholder and the
                                             candidate and detailed information
                                             concerning the candidate's
                                             qualifications and experience. In
                                             identifying and evaluating
                                             candidates for consideration, the
                                             Committee shall consider such
                                             factors as it deems appropriate.
                                             Those factors will ordinarily
                                             include: integrity, intelligence,
                                             collegiality, judgment, diversity,
                                             skill, business and other
                                             experience, qualification as an
                                             "Independent Trustee," the
                                             existence of material relationships
                                             which may create the appearance of
                                             a lack of independence, financial
                                             or accounting knowledge and
                                             experience, and dedication and
                                             willingness to devote the time and
                                             attention necessary to fulfill
                                             Board responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF
INVESTMENT COMPANIES AS OF DECEMBER 31, 2005

Interested                 Dollar Range of         Aggregate
Board Member Name           Shares Owned        Dollar Range of
                            in Federated        Shares Owned in
                                U.S.               Federated
                             Government            Family of
                             Securities            Investment
                           Fund: 2-5 Years         Companies

John F. Donahue             Over $100,000        Over $100,000

J. Christopher Donahue          None             Over $100,000

Lawrence D. Ellis, M.D.         None             Over $100,000

Independent
Board Member Name
Thomas G. Bigley
                                None             Over $100,000

John T. Conroy, Jr.             None             Over $100,000

Nicholas P. Constantakis        None             Over $100,000

John F. Cunningham              None             Over $100,000

Peter E. Madden                 None             Over $100,000

Charles F. Mansfield,           None             Over $100,000
Jr.

John E. Murray, Jr.,            None             Over $100,000
J.D., S.J.D.

Marjorie P. Smuts               None             Over $100,000

John S. Walsh                   None             Over $100,000


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

Portfolio Manager Information

The following information about the Fund's Portfolio Managers' is provided as of the end of the Fund's most recently completed fiscal year.

Other Accounts Managed               Total Number of Other Accounts
Donald T. Ellenberger                Managed / Total Assets*

Registered Investment Companies      8 funds / $1,895.34 million

Other Pooled Investment Vehicles     0

Other Accounts                       15 accounts / $469.62 million

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  None.

Donald Ellenberger is paid a fixed base salary and a variable annual incentive.
Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a
Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc.
(Federated). There are four weighted performance categories in the Balanced
Scorecard. Investment Product Performance (IPP) is the predominant factor. Of lesser importance are: Leadership/Teamwork/Communication, Client Satisfaction
and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Fund's benchmark (i.e. Merrill Lynch 3-5 Year Treasury Index), and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable accounts (eg, funds in the same category as established by Lipper). Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Ellenberger is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and may also be measured on a rolling 3 and 5 calendar year pre-tax gross return basis
vs. an account's designated peer group of comparable funds. Investment performance is calculated with an equal weighting of each account managed by the portfolio manager. In addition, Donald Ellenberger serves on one or more
Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for taxable fixed income funds. A portion of the IPP score is based on Federated's senior management's assessment of team contributions.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support activities, with input from sales management.

Financial success is assessed to tie the portfolio manager's bonus, in part, to
Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's
Department, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if
Federated's overall financial targets are not achieved.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.


Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures

The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Institutional Shareholder
Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy
Committee's directions. The Proxy Committee directs ISS by means of Proxy Voting
Guidelines, and ISS may vote any proxy as directed in the Proxy Voting
Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines). However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, ISS will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS . The Adviser's proxy voting procedures generally permit the Proxy
Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

 Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report

A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website. Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.


PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month
(except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten issuer exposures and percentage breakdowns of the portfolio by effective maturity range and type of security.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                Average Aggregate Daily
Maximum Administrative Fee      Net Assets of the Federated Funds

0.150 of 1%                     on the first $5 billion

0.125 of 1%                     on the next $5 billion

0.100 of 1%                     on the next $10 billion

0.075 of 1%                     on assets over $20 billion

The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Fund, Ernst &
Young LLP, conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

For the Year Ended                  2006                2005            2004
January 31

Advisory Fee Earned              $3,163,810          $3,480,869      $3,845,888

Advisory Fee Reimbursement           --                  --            13,861

Administrative Fee                602,706              663,106          725

12b-1 Fee:

Institutional Service                --                  --              --
Shares

Class K Shares                     7,028                 --              --

Shareholder Services Fee:

Institutional Shares               69,250                --              --

Institutional Service             224,936                --              --
Shares

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year and ten-year periods ended
January 31, 2006.

Yield is given for the 30-day period ended January 31, 2006.

                            30-Day Period     1 Year        5 Years     10 Years

Institutional Shares:

Total Return

Before Taxes                     N/A           0.95%         4.24%       4.98%

After Taxes on                   N/A          (0.39)%        2.71%       3.12%
Distributions

After Taxes on                   N/A           0.61%         2.71%       3.09%
Distributions and Sale
of Shares

Yield                           3.72%           N/A           N/A         N/A

                                              1 Year        5 Years     10 Years
                            30-Day Period
Institutional Service
Shares:

Total Return

Before Taxes                     N/A           0.73%         3.99%       4.72%

After Taxes on                   N/A          (0.53)%        2.55%       2.96%
Distributions
                                 N/A           0.47%         2.55%       2.94%
After Taxes on
Distributions and Sale
of Shares
Yield
                                3.59%           N/A           N/A         N/A

Class K Shares:             30-Day Period     1 Year        5 Years     10 Years

Total Return

Before Taxes                     N/A           0.23%         3.49%       4.24%

After Taxes on                   N/A          (0.85)%        2.24%       2.66%
Distributions

After Taxes on                   N/A           0.15%         2.24%       2.64%
Distributions and Sale
of Shares

Yield                           3.12%           N/A           N/A         N/A


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Inc.
Lipper Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the U.S. government funds category in advertising and sales literature.

Merrill Lynch 3-5 Year Treasury Index
The Merrill Lynch 3-5 Year Treasury Index is an unmanaged index tracking U.S.
Treasury securities with maturities of 3 to 4.99 years.

Merrill Lynch 3-Year Treasury Index
The Merrill Lynch 3-Year Treasury Index is an unmanaged index tracking
3-year U.S. government securities.

Morningstar, Inc.
Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000
NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW


Equities
As of December 31, 2005, Federated managed 35 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2005, Federated managed 33 taxable bond funds including:
high-yield, multi-sector, mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $16.0 billion.

Tax Free Fixed Income
As of December 31, 2005, Federated managed 15 municipal bond funds with approximately $3.1 billion in assets and 22 municipal money market funds with approximately $27.6 billion in total assets.

Money Market Funds
As of December 31, 2005, Federated managed $145.3 billion in assets across 53 money market funds, including 18 government, 12 prime, 22 municipal and 1 euro-denominated with assets approximating $54.9 billion, $62.6 billion, $27.6 billion and $113.8 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA,
for Tax Free Fixed Income; and Deborah A. Cunningham, CFA, for Money Market
Funds.


FINANCIAL INFORMATION


The Financial Statements for the Fund for the fiscal year ended January 31, 2006 are incorporated herein by reference to the Annual Report to Shareholders of
Federated U.S. Government Securities Fund: 2-5 Years dated January 31, 2006.


ADDRESSES

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

Institutional Shares
Institutional Service Shares
Class K Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

APPENDIX


The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
HSBC
State Street Bank and Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
FactSet
Institutional Shareholder Services, Inc.
Wilshire Associates, Inc.

SECURITY PRICING SERVICES
Bear Stearns
FT Interactive Data
Reuters
Standard & Poor's

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
Fidelity-Strategic Advisors
Lipper, Inc.
Morningstar, Inc.
NASDAQ
Valueline
Wiesenberger/Thomson Financial

OTHER
Astec Consulting Group, Inc.
Investment Company Institute


PART C.     OTHER INFORMATION.

Item 22.    Exhibits

            (a)   (i)         Conformed Copy of Restatement and
                              Amendment No. 7 to the Declaration
                              of Trust of the Registrant; (9)
                  (ii)        Conformed Copy of Amendment No. 8
                              to Amended and Restated Declaration
                              of Trust of the Registrant; (12)
            (b)   (i)         Copy of By-Laws, as amended, of the
                              Registrant; (4)
                  (ii)        Copy of Amendment No. 5 to By-Laws
                              of the Registrant; (7)
                  (iii)       Copy of Amendment No. 6 to By-Laws
                              of the Registrant; (8)
                  (iv)        Copy of Amendment No. 7 to By-Laws
                              of the Registrant; (8)
                  (v)         Copy of Amendment No. 8 to By-Laws
                              of the Registrant; (8)
                  (vi)        Copy of Amendment No. 9 to By-Laws
                              of the Registrant; (11)
                  (vii)       Copy of Amendment No. 10 to By-Laws
                              of the Registrant; (12)
                  (viii)      Copy of Amendment Nos. 11-13 to
                              By-Laws of the Registrant; (+)
            (c)   (i)         Copy of Specimen Certificate for
                              Institutional Shares of the Trust;
                              (3)
                  (ii)        Copy of Specimen Certificate for
                              Institutional Service Shares of the
                              Trust; (3)
            (d)   (i)         Conformed Copy of Investment
                              Advisory Contract of the
                              Registrant; (1)
                  (ii)        Conformed Copy of Amendment to
                              Investment Advisory Contract of the
                              Registrant; (10)
            (e)   (i)         Conformed Copy of Distributor's
                              Contract of the Registrant,
                              including Exhibits A and B; (6)
                  (ii)        The Registrant hereby incorporates
                              the Conformed Copy of the specimen
                              Mutual Funds Sales and Service
                              Agreement; Mutual Funds Service
                              Agreement; and Plan Trustee/Mutual
                              Funds Service Agreement from Item
                              24 (b)(6) of the Cash Trust Series
                              II Registration Statement on Form
                              N-1A, filed with the Commission on
                              July 24, 1995.  (File Numbers
                              33-38550 and 811-6269).
                  (iii)       Conformed Copy of Amendment to
                              Distributor's Contract of the
                              Registrant, dated May 29, 1992; (10)
                  (iv)        Conformed Copy of Exhibit C to
                              Distributor's Contract of the
                              Registrant; (12)
                  (v)         Conformed Copy of Amendment to
                              Distributor's Contract of the
                              Registrant, dated October 1, 2003;
                              (12)
            (f)               Not applicable;
            (g)   (i)         Conformed Copy of Custodian
                              Agreement of the Registrant; (3)
                  (ii)        Conformed Copy of Custodian Fee
                              Schedule; (8)
            (h)   (i)         Conformed Copy of Amended and
                              Restated Agreement for Fund
                              Accounting Services, Administrative
                              Services, Transfer Agency Services
                              and Custody Services Procurement of
                              the Registrant; (6)
                  (ii)        The Registrant hereby incorporates
                              the conformed copy of the Second
                              Amended and Restated Services
                              Agreement from Item (h)(v) of the
                              Investment Series Funds, Inc.
                              Registration Statement on Form
                              N-1A, filed with the Commission on
                              January 23, 2002.  (File Nos.
                              33-48847 and 811-07021).
                  (iii)       The responses described in Item
                              23(e)(ii) are hereby incorporated
                              by reference.
                  (iv)        Conformed Copy of Amendments to
                              Amended and Restated Agreement for
                              Fund Accounting Services,
                              Administrative Services, Transfer
                              Agency Services and Custody
                              Services Procurement of the
                              Registrant, dated June 1, 2001 and
                              September 30, 2003; (12)
                  (v)         Conformed Copy of Amendment Nos. 2
                              and 3 to Amended and Restated
                              Agreement for Fund Accounting
                              Services, Administrative Services,
                              Transfer Agency Services and
                              Custody Services Procurement of the
                              Registrant; (12)
                  (vi)        The Registrant hereby incorporates
                              by referenced the Conformed Copy of
                              the Agreement for Administrative
                              Services from Item 23(h)(vix) of
                              the Money Market Obligations Trust
                              Registration Statement on Form
                              N-1A, filed with the Commission on
                              December 30, 2003.  (File Nos.
                              33-33852 and 811-6061).
                  (vii)       The Registrant hereby incorporates
                              by reference the conformed copy of
                              the Agreement for Administrative
                              Services, with Exhibit 1 and
                              Amendments 1 and 2 attached,
                              between Federated Administrative
                              Services and the Registrant from
                              Item 23(h)(iv)of the Federated
                              Total Return Series, Inc.
                              Registration Statement on Form
                              N-1A, filed with the Commission on
                              November 29, 2004.  (File Nos.
                              33-50773 and 811-7115);
                  (viii)      Conformed Copy of Financial
                              Administration and Accounting
                              Services Agreement of the
                              Registrant; (12)
                  (ix)        The Registrant hereby incorporates
                              the conformed copy of the Second
                              Amended and Restated Services
                              Agreement, with attached Schedule 1
                              revised 6/30/04, from Item
                              23(h)(vii) of the Cash Trust
                              Series, Inc. Registration Statement
                              on Form N-1A, filed with the
                              Commission on July 29, 2004. (File
                              Nos. 33-29838 and 811-5843)
                  (x)         The Registrant hereby incorporates
                              the conformed copy of Financial
                              Administration and Accounting
                              Services Agreement, with attached
                              Exhibit A revised 6/30/04, from
                              Item 23(h)(vii) of the Cash Trust
                              Series, Inc. Registration Statement
                              on Form N-1A, filed with the
                              Commission on July 29, 2004. (File
                              Nos. 33-29838 and 811-5843)
                  (xi)        The Registrant hereby incorporates
                              the conformed copy of Transfer
                              Agency and Service Agreement
                              between the Federated Funds and
                              State Street Bank and Trust Company
                              from Item 23 (h)(ix) of the
                              Federated Total Return Government
                              Bond Fund Registration Statement on
                              Form N-1A, filed with the
                              Commission on April 28, 2005. (File
                              Nos. 33-60411 and 811-07309).
                  (x)         The Registrant hereby incorporates
                              the conformed copy of Amendment No.
                              3 to the Agreement for
                              Administrative Services between
                              Federated Administrative Services
                              Company and the Registrant dated
                              June 1, 2005, from Item 23(h)(ii)
                              of the Cash Trust Series, Inc.
                              Registration Statement on Form
                              N-1A, filed with the Commission on
                              July 27, 2005. (File Nos. 33-29830
                              and 811-5843);
                  (xi)        Exhibit A To the Financial
                              Administration and Accounting
                              Services Agreement (revised as of
                              12/1/04 (13)
            (i)               Conformed Copy of Opinion and
                              Consent of Counsel as to Legality
                              of Shares being Registered; (3)
            (j)               Conformed Copy of Consent of
                              Independent Auditors; (13)
            (k)               Not applicable;
            (l)               Conformed Copy of Initial Capital
                              Understanding; (3)
            (m)   (i)         Conformed Copy of Rule 12b-1 Plan
                              of the Registrant, including
                              Exhibit A; (3)
                  (ii)        The responses described in Item
                              23(e)(ii) are hereby incorporated
                              by reference.
                  (iii)       Conformed Copy of Exhibit B to Rule
                              12b-1 Plan of the Registrant; (12)
                  (iv)        Conformed copy of Distribution Plan
                              of the Registrant; (13)
            (n)               The Registrant hereby incorporates
                              the conformed copy of the Multiple
                              Class Plan from Item (n) of the
                              Federated GNMA Trust Registration
                              Statement on Form N-1A, filed with
                              the Commission on March 29, 2004.
                              (File Nos. 2-75670 and 811-3375).
            (o)   (i)         Conformed Copy of Power of Attorney
                              of the Registrant; (9)
                  (ii)        Conformed Copy of Power of Attorney
                              of Chief Investment Officer of the
                              Registrant; (9)
                  (iii)       Conformed Copy of Power of Attorney
                              of Treasurer of the Registrant; (+)
                  (iv)        Conformed Copy of Power of Attorney
                              of Trustee of the Registrant; (+)
            (p)               The Registrant hereby incorporates
                              the Conformed Copy of the Code of
                              Ethics for Access Persons from Item
                              23(p) of the Money Market
                              Obligations Trust Registration
                              Statement on Form N-1A filed with
                              the Commission on February 26,
                              2004. (File Nos. 33-31602 and
                              811-5950).
                  (i)         The Registrant hereby incorporates
                              the conformed copy of the Federated
                              Investors, Inc. Code of Ethics for
                              Access Persons, effective 1/1/2005,
                              from Item 23(p) of the Federated
                              Total Return Series, Inc.
                              Registration Statement on Form
                              N-1A, filed with the Commission on
                              November 29, 2004.  (File Nos.
                              33-50773 and 811-7115);
-----------------------------------

+     All exhibits have been filed electronically.
1.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 12 on Form N-1A filed January
      19, 1990.  (File Nos. 2-75769 and 811-3387)
3.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 22 on Form N-1A filed March
      25, 1994. (File Nos. 2-75769 and 811-3387)
4.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 24 on Form N-1A filed March
      29, 1995. (File Nos. 2-75769 and 811-3387)
6.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 28 on Form N-1A filed March
      24, 1997. (File Nos. 2-75769 and 811-3387)
7.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 29 on Form N-1A filed May 26,
      1998. (File Nos. 2- 75769 and 811-3387)
8.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 30 on Form N-1A filed January
      29, 1999. (File Nos. 2-75769 and 811-3387)
9.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 33 on Form N-1A filed March
      26, 2001. (File Nos. 2-75769 and 811-3387)
10.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 34 on Form N-1A filed March
      25, 2002. (File Nos. 2-75769 and 811-3387)
11.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 35 on Form N-1A filed February
      7, 2003. (File Nos. 2-75769 and 811-3387)
12.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 38 on Form N-1A filed March
      30, 2004. (File Nos. 2-75769 and 811-3387)
13.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 39 on Form N-1A filed March
      30, 2005. (File Nos. 2-75769 and 811-3387)

Item 23.    Persons Controlled by or Under Common Control with
            ---------------------------------------------------
            the Fund:
            --------

            None

Item 24.    Indemnification: (1)
            ---------------

Item 26.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

            For a description of the other business of the investment
            adviser, see the section entitled "Who Manages the Fund?"
            in Part A. The affiliations with the Registrant of two of
            the Trustees and two of the Officers of the investment
            adviser are included in Part B of this Registration
            Statement under "Who Manages and Provides Services to the
            Fund?"  The remaining Trustees of the investment adviser
            and, in parentheses, their principal occupations are:
            Thomas R. Donahue, (Chief Financial Officer, Federated
            Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA,
            15222-3779 and Mark D. Olson (a principal of the firm, Mark
            D. Olson amp; Company, L.L.C. and Partner, Wilson, Halbrook
            amp; Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305,
            Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                    John B. Fisher

Vice Chairman:                                  William D. Dawson, III

Senior Vice Presidents:                         J. Scott Albrecht
                                                Joseph M. Balestrino
                                                Jonathan C. Conley
                                                Deborah A. Cunningham
                                                Mark E. Durbiano
                                                Donald T. Ellenberger
                                                Susan R. Hill
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Richard Tito
                                                Paige Wilhelm

Vice Presidents:                                Todd A. Abraham
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                Karol Crummie
                                                Lee R. Cunningham, II
                                                B. Anthony Delserone,Jr.
Eamonn G. Folan
                                                William Ehling
                                                Richard J. Gallo
                                                John T. Gentry
                                                Kathyrn P. Glass
                                                Patricia L. Heagy
                                                William R. Jamison
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Marian R. Marinack
                                                Kevin McCloskey
                                                John W. McGonigle
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                Bob Nolte
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                John Polinski
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Paolo H. Valle
                                                Stephen J. Wagner
                                                George B. Wright

Assistant Vice Presidents:                      Hanan Callas
                                                Jerome Conner
                                                James R. Crea, Jr.
                                                Richard Cumberledge
                                                Jason DeVito
                                                Timothy Gannon
                                                James Grant
                                                Tracey L. Lusk
                                                Ann Manley
                                                Karl Mocharko
                                                Joseph Mycka
                                                Nick Navari
                                                Gene Neavin
                                                Liam O'Connell
                                                Rae Ann Rice
                                                Brian Ruffner
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Treasurer:                            Denis McAuley, III

            The business address of each of the Officers of the
            investment adviser is Federated Investors Tower, 1001
            Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.  These
            individuals are also officers of a majority of the
            investment advisers to the investment companies in the
            Federated Fund Complex described in Part B of this
            Registration Statement.

Item 27.    Principal Underwriters:
            -----------------------

            (a)   Federated  Securities  Corp. the  Distributor for
                  shares  of  the  Registrant,  acts  as  principal
                  underwriter    for   the    following    open-end
                  investment companies, including the Registrant:

                  Cash Trust  Series,  Inc.;  Cash Trust Series II;
                  Federated   Adjustable  Rate   Securities   Fund;
                  Federated    American    Leaders   Fund,    Inc.;
                  Federated  Core Trust;  Federated  Core Trust II,
                  L.P.;  Federated  Equity Funds;  Federated Equity
                  Income  Fund,   Inc.;   Federated   Fixed  Income
                  Securities,    Inc.;    Federated   GNMA   Trust;
                  Federated  Government  Income  Securities,  Inc.;
                  Federated   High   Income   Bond   Fund,    Inc.;
                  Federated  High  Yield  Municipal   Income  Fund;
                  Federated  High  Yield  Trust;  Federated  Income
                  Securities   Trust;   Federated   Income   Trust;
                  Federated  Index Trust;  Federated  Institutional
                  Trust;  Federated  Insurance  Series;   Federated
                  Intermediate   Government  Fund,  Inc.  Federated
                  International     Series,     Inc.;     Federated
                  Investment   Series   Funds,   Inc.;    Federated
                  Managed    Allocation    Portfolios;    Federated
                  Municipal  High  Yield  Advantage   Fund,   Inc.;
                  Federated   Municipal   Securities   Fund,  Inc.;
                  Federated  Municipal   Securities  Income  Trust;
                  Federated Premier  Intermediate  Municipal Income
                  Fund;  Federated  Premier  Municipal Income Fund;
                  Federated Short-Term  Municipal Trust;  Federated
                  Stock  and  Bond  Fund,  Inc.;   Federated  Stock
                  Trust;  Federated  Total Return  Government  Bond
                  Fund;   Federated  Total  Return  Series,   Inc.;
                  Federated U.S.  Government  Bond Fund;  Federated
                  U.S.  Government   Securities  Fund:  1-3  Years;
                  Federated U.S.  Government  Securities  Fund: 2-5
                  Years;  Federated World Investment Series,  Inc.;
                  Intermediate   Municipal   Trust;   Edward  Jones
                  Money  Market Fund and Money  Market  Obligations
                  Trust.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
---------------------         -----------------       ----------------------

Chairman:                     Richard B. Fisher       [Insert Title(s)]

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President and Director:       Thomas E. Territ

Vice President and Director:  Peter J. Germain

Treasurer and Director:       Denis McAuley III

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              Harry J. Kennedy
                              Anne H. Kruczek
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Colin B. Starks
                              Robert F. Tousignant
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Bryan Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              James Conely
                              Kevin J. Crenny
                              G. Michael Cullen
                              Beth C. Dell
                              Ron Dorman
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Jamie Getz
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Christopher L. Johnston
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Michael Marcin
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Doris T. Muller
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Mark Patsy
                              Thomas A. Peter III
                              Robert F. Phillips
                              Chris Randal
                              Josh Rasmussen
                              Richard A. Recker
                              Christopher Renwick
                              Diane M. Robinson
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              John A. Staley
                              Jeffrey A. Stewart
                              Mark Strubel
                              Kevin Stutz
                              William C. Tustin
                              Michael Vahl
                              G. Walter Whalen
                              Stephen White
                              Jeff Wick
                              Patrick M. Wiethorn
                              Lewis Williams
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Brian F. Palusa
                              William Rose

Secretary:                    C. Todd Gibson

The business address of each of the Officers of Federated
Securities Corp. is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable

Item 27.    Location of Accounts and Records:
            --------------------------------

            All accounts and records required to be maintained by
            Section 31(a) of the Investment Company Act of 1940
            and Rules 31a-1 through 31a-3 promulgated thereunder
            are maintained at one of the following locations:

Registrant                               Reed Smith LLP
                                         Investment Management
                                         Group (IMG)
                                         Federated Investors Tower
                                         12th Floor
                                         1001 Liberty Avenue
                                         Pittsburgh, PA  15222-3779
                                         (Notices should be sent
                                         to the agent for
                                         Services at above
                                         address)

                                         Federated Investors Funds
5800 Corporate Drive
                                         Pittsburgh, PA  15237-7000

Federated Shareholder                    P.O. Box 8600
Services Company                         Boston, MA 02266-8600
("Transfer Agent, Dividend
Disbursing Agent and
Portfolio Recordkeeper")

Federated Administrative Services        Federated Investors Tower
("Administrator")                        1001 Liberty Avenue
                                         Pittsburgh, PA  15222-3779

Federated Investment                     Federated Investors Tower
Management Company                       1001 Liberty Avenue
("Adviser")                              Pittsburgh, PA  15222-3779

State Street Bank and Trust              P.O. Box 8600
Company                                  Boston, MA  02266-8600
("Custodian")

Item 28.    Management Services: Not applicable.
            -------------------

Item 29.    Undertakings:
            ------------

            Registrant hereby undertakes to comply with the
            provisions of Section 16(c) of the 1940 Act with
            respect to the removal of Trustees and the calling of
            special shareholder meetings by shareholders.

                            SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED
U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the
Securities Act of 1933 and has duly caused this Amendment to its
Registration Statement to be signed on its behalf by the
undersigned, duly authorized, in the City of Pittsburgh and
Commonwealth of Pennsylvania, on the xxth day of March, 2005

       FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
                        BY: /s/ Daniel M. Miller
                        Travis E. Williams, Assistant Secretary
                        March xx, 2005

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                                TITLE               DATE
      ----                                -----               ----

By: /s/ Travis E. Williams          Attorney In Fact      March xx, 2005
Travis E. Williams                  For the Persons
ASSISTANT SECRETARY                 Listed Below

John F. Donahue*                    Chairman and Trustee

J. Christopher Donahue*             President and Trustee
                                    (Principal Executive Officer)

William D. Dawson, III*             Chief Investment Officer

Richard A. Novak*                   Treasurer
                                    (Principal Financial Officer)

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis*           Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

Charles F. Mansfield, Jr.*          Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh*                      Trustee

* By Power of Attorney